INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Nondeductible tax expenses	21.00%	21.00%
Federal net operating losses	$ 25,375,000	$ 17,817,000
Net operating losses expiration, description	NOLs expire from 2035 to 2042
Net operating loss estimated	$ 4,103,000